UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR/A

                              Form 13F/A COVER PAGE

Report for the Calendar Year of Quarter Ended:   June 30, 2008
                                               ---------------


Check here if Amendment [X]; Amendment Number:       1
                                                 -------------
     This Amendment (Check only one.):  [x]   is a restatement.
                                        [ ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Ridgecrest Investment Management, LLC
Address:      220 East 42nd Street, 29th Floor
              New York, NY 10017



Form 13F File Number: 28-04503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Todd McElroy
Title:   Chief Financial Officer
Phone:   (212) 476-5517

Signature, Place, and Date of Signing:

/s/ Todd McElroy                 New York, New York             August 18, 2008
----------------                 ------------------             ---------------
  [Signature]                       [City, State]                    [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                        0
                                                     -------------

Form 13F Information Table Entry Total:                   82
                                                     -------------

Form 13F Information Table Value Total:               $  79900.72
                                                     -------------
                                                      (thousands)




List of Other Included Managers:

None

COLUMN 1                        COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
--------                        --------        --------   --------       --------        --------    --------        --------
NAME OF ISSUER                  TITLE OF CLASS  CUSIP       MARKET    SHARES/  SH/  PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
                                                            VALUE       PRN    PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED NONE
                                                            * 1000    AMOUNT   AMT
ABB LIMITED - ADR              ADR              000375204   2039.04    72,000               Sole               72,000
AECOM TECHNOLOGY CORP          COM              00766T100   1333.73    41,000               Sole               41,000
AGRIUM INC                     COM              008916108    645.24     6,000               Sole                6,000
ALCOA INC                      COM              013817101   1068.60    30,000               Sole               30,000
ALKERMES INC                   COM              01642T108    494.40    40,000               Sole               40,000
ANADARKO PETROLEUM CORP        COM              032511107   2619.40    35,000               Sole               35,000
ANHEUSER-BUSCH COS INC         COM              035229103    621.20    10,000               Sole               10,000
APPLERA CORP APPLIED BIOSYS    COM AP BIO GRP   038020103   1666.50    50,000               Sole               50,000
ARCH COAL INC                  COM              039380100   2025.81    27,000               Sole               27,000
ATLAS AMERICA INC              COM              049167109    450.50    10,000               Sole               10,000
ATLAS ENERGY RESOURCES LLC     COM              049303100    686.70    18,000               Sole               18,000
CABOT OIL & GAS CORP  -CL A    COM              127097103   2370.55    35,000               Sole               35,000
CAMERON INTL CORP              COM              13342B105    387.45     7,000               Sole                7,000
CAPSTONE TURBINE CORP          COM              14067D102    586.60   140,000               Sole              140,000
CIGNA CORP                     COM              125509109    707.80    20,000               Sole               20,000
COGENT COMMUNICATIONS GROUP    COM NEW          19239V302    536.00    40,000               Sole               40,000
COMMERCIAL METALS              COM              201723103   1319.50    35,000               Sole               35,000
CONTINENTAL RESOURCES INC/OK   COM              212015101   1386.40    20,000               Sole               20,000
COVANTA HLDG CORP              COM              22282E102   2562.24    96,000               Sole               96,000
CVS CORP                       COM              126650100   2374.20    60,000               Sole               60,000
DEVON ENERGY CORPORATION       COM              25179M103    901.20     7,500               Sole                7,500
EMC CORP/MA                    COM              268648102    734.50    50,000               Sole               50,000
ENERGYSOLUTIONS INC            DEPOSITARY SH    292756202    894.00    40,000               Sole               40,000
EXIDE TECHNOLOGIES             COM NEW          302051206   1233.54    73,600               Sole               73,600
FIDELITY NATIONAL FINL INC     COM              31620R105    252.00    20,000               Sole               20,000
FLOTEK INDUSTRIES INC          COM              343389102    989.76    48,000               Sole               48,000
FMC CORP                       COM NEW          302491303   2323.20    30,000               Sole               30,000
FOREST OIL CORP                COM PAR $0.01    346091705    372.50     5,000               Sole                5,000
FORTUNE BRANDS INC             COM              349631101    278.00     4,000               Sole                4,000
GEN-PROBE INC                  COM              36866T103    712.65    15,000               Sole               15,000
GOLAR LNG LTD                  SHS              G9456A100    309.80    20,000               Sole               20,000
GRANITE CONSTRUCTION INC       COM              387328107     63.06     2,000               Sole                2,000
GREAT LAKES DREDGE & DOCK CO   COM              390607109   1283.10   210,000               Sole              210,000
HURON CONSULTING GROUP INC     COM              447462102   1133.50    25,000               Sole               25,000
INVITROGEN CORP                COM              46185R100    588.90    15,000               Sole               15,000
JACK IN THE BOX INC            COM              466367109   1344.60    60,000               Sole               60,000
JB HUNT TRANSPRT SVCS INC      COM              445658107    499.20    15,000               Sole               15,000
KENNAMETAL INC                 COM              489170100   1627.50    50,000               Sole               50,000
KHD HUMBOLDT WEDAG INTL        COM              482462108   2364.75    75,000               Sole               75,000
LANDSTAR SYSTEM INC            COM              515098101    276.10     5,000               Sole                5,000
LAZARD LTD- CL. A              SHS A            G54050102   1195.25    35,000               Sole               35,000
MARVELL TECHNOLOGY GRP LTD     ORD              G5876H105    883.00    50,000               Sole               50,000
MCDERMOTT INTL INC             COM              580037109   2166.15    35,000               Sole               35,000
MCKESSON HBOC INC              COM              58155Q103   1537.53    27,500               Sole               27,500
MYLAN LABORATORIES             COM              628530107    784.55    65,000               Sole               65,000
NALCO HOLDING CO               COM              62985Q101    317.25    15,000               Sole               15,000
NAVIOS MARITIME HLDGS INC      COM              Y62196103    629.85    65,000               Sole               65,000
NCI BUILDING SYSTEMS INC       COM              628852105     91.83     2,500               Sole                2,500
NOBLE CORP                     SHS              G65422100    389.76     6,000               Sole                6,000
ORION MARINE GROUP             COM              68628V308   1428.54   101,100               Sole              101,100
OTTER TAIL CORP                COM              689648103    465.96    12,000               Sole               12,000
PAR PHARMACEUTICAL COS INC     COM              69888P106    486.90    30,000               Sole               30,000
PLAINS EXPLORATION & PRODUCT   COM              726505100   1678.31    23,000               Sole               23,000
QIAGEN NV                      ORD              N72482107    704.55    35,000               Sole               35,000
QUANTA SERVICES INC            COM              74762E102   2062.74    62,000               Sole               62,000
RBC BEARINGS INC               COM              75524B104   1366.12    41,000               Sole               41,000
ROCKWOOD HOLDINGS INC          COM              774415103   1044.00    30,000               Sole               30,000
SANDERSON FARMS INC            COM              800013104    345.20    10,000               Sole               10,000
SCHNITZER STEEL INDUSTRIES     CL A             806882106    432.00     5,000               Sole                5,000
SERVICE CORP INTL              COM              817565104    887.40    90,000               Sole               90,000
SLM CORP                       COM              78442P106   1161.00    60,000               Sole               60,000
SMART BALANCE INC              COM              83169Y108    468.65    65,000               Sole               65,000
SMITHFIELD FOODS INC           COM              832248108    397.60    20,000               Sole               20,000
SPX CORP                       COM              784635104    790.38     6,000               Sole                6,000
STANTEC INC                    COM              85472N109    257.90    10,000               Sole               10,000
STERLING CONSTRUCTION CO       COM              859241101    220.45    11,100               Sole               11,100
SWITCH AND DATA INC            COM              871043105    764.55    45,000               Sole               45,000
SYNGENTA AG                    ADR              87160A100    647.00    10,000               Sole               10,000
TETRA TECH INC                 COM              88162F105    644.67    28,500               Sole               28,500
THERMO FISHER SCIENTIFIC       COM              883556102   2229.20    40,000               Sole               40,000
THOMAS & BETTS CORP            COM              884315102    567.75    15,000               Sole               15,000
TRINITY INDUSTRIES             COM              896522109   2046.71    59,000               Sole               59,000
ULTRAPETROL LTD                COM              P94398107   1273.61   101,000               Sole              101,000
URS CORP                       COM              903236107    545.61    13,000               Sole               13,000
VARIAN MEDICAL SYTEMS INC      COM              92220P105   1685.13    32,500               Sole               32,500
WABASH NATIONAL CORP           COM              929566107    136.08    18,000               Sole               18,000
WABCO HLDGS INC                COM              92927K102    371.68     8,000               Sole                8,000
WALTER INDUSTRIES INC          COM              93317Q105    598.24     5,500               Sole                5,500
WATSCO INC                     COM              942622200    214.70     5,000               Sole                5,000
WR GRACE & CO                  COM              38388F108   1174.50    50,000               Sole               50,000
YINGLI GREEN ENERGY HLDG ADR   ADR              98584B103    238.80    15,000               Sole               15,000
ZEP INC                        COM              98944B108    505.92    34,000               Sole               34,000

                                                           79900.72